Property, Equipment and Leasehold Improvements (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Property, Equipment and Leasehold Improvements (Details) [Line Items]
Depreciation expense	$ 0.1	$ 0.1	$ 0.5	$ 0.3